Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
July 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.8%
	Basic Industry - Metals & Mining—2.2%
$225,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	$ 219,628
152,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	146,259
127,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	125,407
125,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.000%, 12/15/2026	124,912
	TOTAL	616,206
	Basic Industry - Paper—0.9%
250,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	254,108
	Capital Goods - Aerospace & Defense—3.8%
306,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	303,838
150,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.298%, 5/1/2029	155,158
200,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	203,185
152,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	149,764
230,000	RTX Corp, Sr. Unsecd. Note, 5.750%, 11/8/2026	234,823
	TOTAL	1,046,768
	Capital Goods - Building Materials—0.4%
102,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	101,513
	Capital Goods - Construction Machinery—1.0%
152,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	140,875
152,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	143,984
	TOTAL	284,859
	Capital Goods - Diversified Manufacturing—1.4%
250,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	254,560
152,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	143,460
	TOTAL	398,020
	Communications - Cable & Satellite—1.4%
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	86,891
290,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	296,948
	TOTAL	383,839
	Communications - Media & Entertainment—3.0%
152,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	150,350
102,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	102,714
229,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	223,065
350,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	353,231
	TOTAL	829,360
	Communications - Telecom Wireless—1.8%
150,000	American Tower Corp., Sr. Unsecd. Note, 5.500%, 3/15/2028	153,240
200,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	199,140
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	150,814
	TOTAL	503,194
	Communications - Telecom Wirelines—1.4%
250,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	245,389
152,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	145,997
	TOTAL	391,386
	Consumer Cyclical - Automotive—4.1%
254,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	238,055

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	$ 209,691
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 6/24/2029	202,678
225,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	229,140
254,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	249,986
	TOTAL	1,129,550
	Consumer Cyclical - Retailers—0.9%
250,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	253,082
	Consumer Cyclical - Services—0.8%
225,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	226,352
	Consumer Non-Cyclical - Food/Beverage—3.8%
250,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	251,385
152,000	Coca-Cola Co., Sr. Unsecd. Note, 1.750%, 9/6/2024	151,418
127,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	121,263
152,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	150,695
185,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 6.375%, 7/15/2028	196,158
204,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	198,369
	TOTAL	1,069,288
	Consumer Non-Cyclical - Health Care—4.8%
152,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	145,307
150,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.693%, 2/13/2028	150,034
225,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	220,588
450,000	GE Healthcare Holding LLC, Unsecd. Note, 5.650%, 11/15/2027	461,283
95,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	95,991
100,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	101,238
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.800%, 11/21/2027	151,588
	TOTAL	1,326,029
	Consumer Non-Cyclical - Pharmaceuticals—4.5%
205,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/14/2028	203,555
250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	253,413
152,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	151,307
105,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	106,650
250,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	249,387
152,000	Revvity, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	151,009
140,000	Zoetis, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2025	140,717
	TOTAL	1,256,038
	Consumer Non-Cyclical - Tobacco—2.3%
200,000	Altria Group, Inc., Sr. Unsecd. Note, 6.200%, 11/1/2028	210,809
204,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	203,381
225,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	228,032
	TOTAL	642,222
	Energy - Independent—2.5%
150,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	141,017
150,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	152,351
265,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	261,722
140,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	142,999
	TOTAL	698,089
	Energy - Integrated—0.7%
204,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	203,050
	Energy - Midstream—4.7%
120,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	124,712

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$300,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 5/1/2027	$ 300,510
215,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	208,991
210,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	208,014
254,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	256,599
200,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 8/15/2028	203,815
	TOTAL	1,302,641
	Energy - Refining—0.7%
204,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	202,864
	Financial Institution - Banking—23.8%
250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	259,150
975,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 6.250%, 11/17/2028	975,409
254,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	247,575
750,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	740,444
95,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	96,570
120,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	120,304
250,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	258,972
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,705
575,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	589,704
625,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	644,497
300,000	JPMorgan Chase & Co., Sub. Note, 4.250%, 10/1/2027	297,190
250,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	246,030
715,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	733,889
254,000	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.300%, 10/30/2024	252,674
140,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	144,991
254,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	238,867
254,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	237,717
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	509,759
	TOTAL	6,643,447
	Financial Institution - Broker/Asset Mgr/Exchange—0.4%
105,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	107,909
	Financial Institution - Finance Companies—2.5%
254,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	251,372
200,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	205,234
254,000	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	252,183
	TOTAL	708,789
	Financial Institution - Insurance - Health—2.5%
204,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	197,512
250,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	245,201
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	256,496
	TOTAL	699,209
	Financial Institution - Insurance - Life—1.4%
127,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	125,474
250,000	Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	252,328
	TOTAL	377,802
	Financial Institution - Insurance - P&C—1.4%
167,000	American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	162,700
225,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	228,540
	TOTAL	391,240
	Financial Institution - REIT - Apartment—0.4%
127,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	121,568

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.5%
$127,000	Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	$ 125,507
	Financial Institution - REIT - Office—1.3%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2026	247,510
127,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	125,478
	TOTAL	372,988
	Technology—6.9%
210,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	205,813
254,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	240,161
200,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	204,700
200,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	200,423
150,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.600%, 4/6/2027	149,184
95,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	96,057
245,000	Micron Technology, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2028	249,122
190,000	Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	189,188
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	98,182
38,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	37,583
254,000	VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	253,515
	TOTAL	1,923,928
	Transportation - Services—1.6%
152,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	142,169
152,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	150,846
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	152,409
	TOTAL	445,424
	Utility - Electric—7.0%
254,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	236,368
90,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	92,647
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	206,097
205,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	207,047
127,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	122,783
152,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	151,450
150,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	148,814
240,000	Florida Power & Light Co., 5.050%, 4/1/2028	244,222
225,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	226,063
235,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	238,296
82,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	83,038
	TOTAL	1,956,825
	TOTAL CORPORATE BONDS (IDENTIFIED COST $26,891,102)	26,993,094
	INVESTMENT COMPANY—2.4%
658,436	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[1] (IDENTIFIED COST $658,436)	658,436
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $27,549,538)	27,651,530
	OTHER ASSETS AND LIABILITIES - NET—0.8%[2]	226,146
	TOTAL NET ASSETS—100%	$27,877,676

At July 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	12	$1,294,688	September 2024	$17,738
The average notional value of long futures contracts held by the Fund throughout the period was $1,063,957. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 4/30/2024	$550,366	$—	$550,366
Purchases at Cost	$288,546	$1,993,373	$2,281,919
Proceeds from Sales	$(838,912)	$(1,334,937)	$(2,173,849)
Change in Unrealized Appreciation/Depreciation	$(10)	$—	$(10)
Net Realized Gain/(Loss)	$10	$—	$10
Value as of 7/31/2024	$—	$658,436	$658,436
Shares Held as of 7/31/2024	—	658,436	658,436
Dividend Income	$450	$8,054	$8,504

1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$26,993,094	$—	$26,993,094
Investment Company	658,436	—	—	658,436
TOTAL SECURITIES	$658,436	$26,993,094	$—	$27,651,530
Other Financial Instruments:[1]
Assets	$17,738	$—	$—	$17,738

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust